Investment (Schedule of Investments) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Home Inns [Member] CNY	Dec. 31, 2010 Home Inns [Member] CNY	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2010 Hanting [Member] CNY	Dec. 31, 2011 Dining Secretary [Member] CNY	Dec. 31, 2010 Dining Secretary [Member] CNY
Schedule of investments [Line Items]
Equity method				732,863,669	702,697,522
Available-for-sale						492,658,379	792,390,941	65,414,773	66,000,000
Others		14,208,222	13,142,160
Total net book value	$ 207,366,663	1,305,145,043	1,574,230,623